UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                       811-3940

STRATEGIC FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/08

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Premier New Leaders Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier New Leaders Fund
September 30, 2008 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)

Commercial & Professional Services--4.5%
AmerisourceBergen	89,300	3,362,145
Avnet	335,600 a	8,265,828
Dun & Bradstreet	22,800	2,151,408
Iron Mountain	99,200 a,b	2,421,472
Manpower	175,400	7,570,264
Patterson Cos.	209,600 a,b	6,373,936
		30,145,053
Communications--2.4%
CenturyTel	111,000	4,068,150
Embarq	57,500	2,331,625
NII Holdings	126,700 a,b	4,804,464
Telephone & Data Systems	69,000	2,466,750
Windstream	209,300	2,289,742
		15,960,731
Consumer Durables--1.2%
Goodyear Tire & Rubber	189,300 a	2,898,183
Hasbro	77,300 b	2,683,856
Pulte Homes	89,900 b	1,255,903
Scientific Games, Cl. A	53,700 a,b	1,236,174
		8,074,116
Consumer Non-Durables--4.7%
Avon Products	106,300	4,418,891
Central European Distribution	77,900 a,b	3,537,439
Coca-Cola Enterprises	108,900	1,826,253
Hanesbrands	67,500 a,b	1,468,125
International Flavors & Fragrances	40,700	1,606,022
Jones Apparel Group	255,000 b	4,720,050
McCormick & Co.	35,300	1,357,285
Molson Coors Brewing, Cl. B	41,700	1,949,475
Pepsi Bottling Group	358,900	10,469,113

		31,352,653
Consumer Services--5.4%
Brinker International	183,900 b	3,289,971
CBS, Cl. B	95,400	1,390,932
Central European Media Enterprises, Cl. A	24,300 a,b	1,589,220
Darden Restaurants	142,500 b	4,079,775
DISH Network, Cl. A	44,800 a,b	940,800
Expedia	218,200 a,b	3,297,002
H & R Block	173,100	3,938,025
John Wiley & Sons, Cl. A	29,500	1,193,275
Liberty Media-Entertainment, Ser.A	271,200 a	6,771,864
Meredith	84,400 b	2,366,576
Panera Bread, Cl. A	110,000 a,b	5,599,000
Tim Hortons	47,000	1,392,610
Electronic Technology--9.5%		35,849,050
DST Systems	52,800 a	2,956,272
Goodrich	135,100	5,620,160
Harris	61,000	2,818,200
Intersil, Cl. A	420,700	6,975,206
Jabil Circuit	207,400	1,978,596
Juniper Networks	279,800 a,b	5,895,386
Lexmark International, Cl. A	43,000 a	1,400,510
Linear Technology	112,900 b	3,461,514
Marvell Technology Group	268,100 a	2,493,330
NCR	255,300 a	5,629,365
Precision Castparts	91,700	7,224,126
Synopsys	177,500 a	3,541,125
Western Digital	192,300 a,b	4,099,836
Xerox	221,000	2,548,130
Xilinx	289,100	6,779,395
Energy Minerals--3.7%		63,421,151
Arch Coal	39,900	1,312,311
Cimarex Energy	66,600	3,257,406

Encore Acquisition	36,300 a	1,516,614
Massey Energy	86,400	3,081,888
Murphy Oil	20,200	1,295,628
Plains Exploration & Production	29,900 a	1,051,284
Southwestern Energy	220,700 a	6,740,178
W & T Offshore	171,800 b	4,688,422
Walter Industries	36,200	1,717,690
Finance--19.7%		24,661,421
Ameriprise Financial	144,700	5,527,540
Annaly Capital Management	168,100	2,260,945
Apartment Investment & Management, Cl. A	149,400 b	5,231,988
Assurant	195,900	10,774,500
Axis Capital Holdings	243,900	7,734,069
Brandywine Realty Trust	65,800	1,054,774
Cincinnati Financial	156,100	4,439,484
Comerica	155,400 b	5,095,566
First American	143,100	4,221,450
HCC Insurance Holdings	276,900 b	7,476,300
Hospitality Properties Trust	155,400 b	3,188,808
Host Hotels & Resorts	311,110 b	4,134,652
Hudson City Bancorp	432,100	7,972,245
IntercontinentalExchange	23,500 a	1,895,980
Janus Capital Group	180,900 b	4,392,252
Macerich	22,800	1,451,220
Marshall & Ilsley	241,298 b	4,862,155
Nasdaq OMX Group	296,200 a,b	9,054,834
Northern Trust	139,400	10,064,680
Principal Financial Group	29,700	1,291,653
Progressive	157,100	2,733,540
ProLogis	259,400	10,705,438
Reinsurance Group of America, Cl. A	25,000	1,350,000
SL Green Realty	52,000 b	3,369,600
StanCorp Financial Group	51,000	2,652,000
Taubman Centers	28,400 b	1,420,000

TD Ameritrade Holding	189,400 a	3,068,280
Transatlantic Holdings	20,500	1,114,175
Washington Federal	142,700 b	2,632,815
		131,170,943
Health Care Technology--4.0%
BioMarin Pharmaceutical	128,500 a,b	3,403,965
Invitrogen	295,800 a,b	11,181,240
Varian Medical Systems	94,500 a	5,398,785
Vertex Pharmaceuticals	42,300 a	1,406,052
Watson Pharmaceuticals	175,900 a	5,013,150
		26,403,192
Industrial Services--7.8%
Allied Waste Industries	545,500 a	6,060,505
Cameron International	74,700 a	2,878,938
Fluor	143,600	7,998,520
FMC Technologies	190,800 a,b	8,881,740
Foster Wheeler	59,500 a	2,148,545
Jacobs Engineering Group	77,700 a	4,219,887
National Oilwell Varco	113,822 a	5,717,279
Noble	22,800	1,000,920
Williams	558,200	13,201,430
		52,107,764
Process Industries--5.6%
AK Steel Holding	134,800	3,494,016
Ashland	153,400	4,485,416
Bunge	66,000 b	4,169,880
Celanese, Ser. A	41,100	1,147,101
Crown Holdings	250,800 a	5,570,268
Mosaic	131,600	8,951,432
Owens-Illinois	251,400 a	7,391,160
Sealed Air	108,000	2,374,920
		37,584,193
Producer Manufacturing--6.9%
AGCO	62,200 a,b	2,650,342
AMETEK	96,300	3,926,151
Autoliv	94,200	3,179,250
Cummins	138,400	6,050,848

Hubbell, Cl. B	61,900	2,169,595
Ingersoll-Rand, Cl. A	422,800	13,178,676
Joy Global	32,700	1,476,078
Mettler-Toledo International	89,300 a	8,751,400
Roper Industries	33,700	1,919,552
Toro	57,400 b	2,370,620
		45,672,512
Retail Trade--8.2%
Dollar Tree	241,300 a	8,773,668
Family Dollar Stores	227,300	5,387,010
GameStop, Cl. A	175,200 a,b	5,993,592
Gap	364,900	6,487,922
Macy's	74,300	1,335,914
Safeway	344,400	8,169,168
Tiffany & Co.	235,700 b	8,372,064
Urban Outfitters	312,700 a,b	9,965,749
Technology Services--5.6%		54,485,087
ANSYS	71,300 a	2,700,131
Autodesk	34,000 a	1,140,700
CIGNA	256,500	8,715,870
Computer Sciences	68,200 a	2,740,958
Express Scripts	104,400 a	7,706,808
Humana	104,500 a	4,305,400
Sohu.com	60,600 a,b	3,378,450
Teradata	326,800 a	6,372,600
Transportation--2.1%		37,060,917
CSX	119,800	6,537,486
Expeditors International Washington	139,700	4,867,148
Frontline	59,400 b	2,855,358
Utilities--7.6%		14,259,992
Alliant Energy	200,100	6,445,221
American Electric Power	329,500	12,201,385
CenterPoint Energy	271,600	3,957,212

CMS Energy	236,200 b	2,945,414
DPL	218,000	5,406,400
Energen	23,900	1,082,192
Hawaiian Electric Industries	137,300 b	3,996,803
Integrys Energy	49,000	2,447,060
Pepco Holdings	148,500	3,402,135
Reliant Energy	543,126 a	3,991,976
Sierra Pacific Resources	507,000	4,857,060
		50,732,858
Total Common Stocks
(cost $779,607,990)		658,941,633

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,381,000)	3,381,000 [c]	3,381,000

Investment of Cash Collateral for
Securities Loaned--15.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $100,714,477)	100,714,477 [c]	100,714,477

Total Investments (cost $883,703,467)	114.5%	763,037,110
Liabilities, Less Cash and Receivables	(14.5%)	(97,473,717)
Net Assets	100.0%	665,563,393

a	Non-income producing security.
b	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the fund's securities on loan is $100,886,435 and the total market value of the collateral held by the fund is $100,714,477.
c	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $883,703,467.

Net unrealized depreciation on investments was $120,666,357 of which $24,812,648 related to appreciated investment securities and $145,479,005 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	763,037,110		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	763,037,110		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRATEGIC FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)